CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	755,000,000	755,000,000
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	10,821,336	664,458
Common stock, shares outstanding	10,821,336	664,458
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0